Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Sehedule of satellites, property and other equipment
Years
Satellites	12 to 15
Right-of-use assets	2 to 27
Antennas, satellite control & communication equipment	8 to 20
Building, equipment & other	3 to 25

Sehedule of finite life intangible assets
Years
Revenue backlog	17
Customer relationships	20 to 21
Customer contracts	15
Concession rights	3 to 15
Transponder rights	16
Software	5
Patents	18